Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net
Total	$ 5,000,430	$ 5,213,971
Less: Accumulated depreciation	(4,950,278)	(5,123,470)
Property and equipment, net	50,152	90,501
Depreciation expenses	35,046	306,388	$ 1,657,216
Electronic equipment
Property, Plant and Equipment, Net
Total	4,059,521	4,075,582
Office equipment and furniture
Property, Plant and Equipment, Net
Total	78,333	180,470
Motor vehicles
Property, Plant and Equipment, Net
Total	60,039	143,405
Leasehold improvements
Property, Plant and Equipment, Net
Total	$ 802,537	$ 814,514